Other intangible assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Other intangible assets

20. Other intangible assets

	Computer software £m	Licences, patents, amortised brands £m	Total £m
Cost at 1 January 2024	1,984	27,363	29,347
Exchange adjustments	(8)	(176)	(184)
Capitalised development costs	–	246	246
Additions through business combinations	–	913	913
Other additions	166	1,270	1,436
Disposals and asset write-offs	(39)	(140)	(179)
Reclassifications	65	(5)	60
Cost at 31 December 2024	2,168	29,471	31,639
Exchange adjustments	(20)	(475)	(495)
Capitalised development costs	–	323	323
Additions through business combinations	–	1,985	1,985
Other additions	195	1,086	1,281
Disposals and asset write-offs	(117)	(953)	(1,070)
Other movements (1)	–	(4,534)	(4,534)
Transfer to Assets Held for Sale	(12)	–	(12)
Reclassifications	78	7	85
Cost at 31 December 2025	2,292	26,910	29,202

Amortisation at 1 January 2024	(1,307)	(10,007)	(11,314)
Exchange adjustments	7	83	90
Charge for the year	(211)	(1,243)	(1,454)
Disposals and asset write-offs	33	47	80
Reclassifications	(1)	(13)	(14)
Amortisation at 31 December 2024	(1,479)	(11,133)	(12,612)
Exchange adjustments	11	106	117
Charge for the year	(220)	(1,038)	(1,258)
Disposals and asset write-offs	106	209	315
Other movements (1)	–	2,008	2,008
Transfer to Assets Held for Sale	6	–	6
Reclassifications	(2)	14	12
Amortisation at 31 December 2025	(1,578)	(9,834)	(11,412)

Impairment at 1 January 2024	(75)	(3,190)	(3,265)
Exchange adjustments	(1)	4	3
Impairment losses	(6)	(314)	(320)
Reversal of impairments	3	–	3
Disposals and asset write-offs	5	84	89
Reclassifications	(36)	14	(22)
Impairment at 31 December 2024	(110)	(3,402)	(3,512)
Exchange adjustments	1	99	100
Impairment losses	(8)	(880)	(888)
Reversal of impairments	–	–	–
Disposals and asset write-offs	10	744	754
Other movements (1)	–	2,526	2,526
Reclassifications	–	(22)	(22)
Impairment at 31 December 2025	(107)	(935)	(1,042)

Total accumulated amortisation and impairment at 31 December 2024	(1,589)	(14,535)	(16,124)
Total accumulated amortisation and impairment at 31 December 2025	(1,685)	(10,769)	(12,454)
Net book value at 1 January 2024	602	14,166	14,768
Net book value at 31 December 2024	579	14,936	15,515
Net book value at 31 December 2025	607	16,141	16,748
(1) Other movements reflected the derecognition of historical intangible assets with a £nil net book value that are either no longer in use or for which the
Group no longer holds the rights.
The weighted average interest rate for capitalised borrowing costs in the year was 4% (2024: 4%).
The net book value of computer software included £197 million (2024: £231 million) of internally generated costs.
The carrying amount at 31 December 2025 of intangible assets after which impairments have been charged in the year was
£102 million (2024: £427 million), resulting from the appraisal of GSK’s assumptions and programme updates related to in-
licences and collaboration agreements. The carrying amount at 31 December 2025 of intangible assets, after which impairment reversals have been charged in the year, was £nil (2024: £nil).
The impairment charge includes £471m related to the full impairment of the belrestotug development programme (anti-TIGIT
mAb) due to its termination. There was no other individual intangible asset that accounted for a material impairment.
Please refer to Note 2, 'Accounting principles and policies' for the Group’s accounting policy and estimate of the useful life for intangible assets.
Amortisation and impairment losses net of reversals have been charged in the income statement as follows:

	Amortisation		Net impairment losses
	2025 £m	2024 £m	2025 £m	2024 £m
Cost of sales	757	982	22	–
Selling, general and administration	73	84	8	6
Research and development	428	388	858	311
	1,258	1,454	888	317
Licences, patents and amortised brands include a large number of acquired licences, patents, know-how agreements and marketing rights, which are either marketed or in use, or still in development. Note 40, ‘Acquisitions and disposals’ gives details of additions through business combinations in the year. The carrying amounts of the individual largest items are as follows:

	2025 £m	2024 £m
Tesaro Assets	2,119	2,350
Meningitis Portfolio Assets	1,445	1,473
Bellus Health Assets (Camlipixant)	1,438	1,438
Affinivax Assets	1,353	1,452
Sierra Oncology Assets (Momelotinib)	1,252	1,408
BP Asset IX Assets	1,107	–
Dolutegravir (including Cabotegravir)	873	967
Aiolos Assets	826	887
IDRx Assets	826	–
CureVac Assets	601	535
Hengrui Pharma Assets	373	–
Alector Assets	371	371
Hansoh Pharma Assets	326	247
Shingrix	282	277
Benlysta	238	298
Iteos Assets	–	471
Others	2,711	2,762
Total	16,141	14,936
On 21 February 2025, GSK completed the acquisition of IDRx, Inc. This acquisition includes lead molecule IDRX-42.
On 7 July 2025, GSK completed the acquisition of BP Asset IX, Inc. The main asset acquired is efimosfermin alfa.
During 2025, GSK entered into an agreement with Hengrui Pharma to develop up to 12 medicines in Respiratory Immunology &
Inflammation (RI&I) and Oncology, including a  licence for potential best-in-class PDE3/4 inhibitor in clinical development for treatment of COPD.
The Group has evaluated both the qualitative and quantitative effects of climate-related risks on the recoverable amounts of assets and has determined that there are no material impairments.